UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 15th Floor, New York, New York  10022

(Address of principal executive offices)

(Zip code)

John H. Grady, President

405 Park Avenue 15th Floor, New York, NY 10022

              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 3/31/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

AR CAPITAL

REAL ESTATE INCOME FUND

3/31/2014

AR Capital - Real Estate Income Fund

WWW.ARCINCOMEFUNDS.COM • 1-866-271-9244 • Distributed by Realty Capital Securities LLC

Dear Shareholder,

March 31, 2014, marks the end of the AR Capital Real Estate Income Fund’s (“the Fund”) first fiscal period. We would like to take this opportunity to thank you for the confidence and trust that you have placed with us.

The investment objective of the Fund is to provide current income with the potential for capital appreciation. The total returns for the Fund as well as comparative benchmarks for the three and six-month periods ending March 31, 2014, were as follows:

	Three-Months Ended March 31, 2014	Six-Months Ended March 31, 2014	Since Inception[1]
AR Capital Real Estate Income Fund A2
(without sales charges)	9.8%	10.6%	4.8%
AR Capital Real Estate Income Fund A2
(with sales charges)	4.8%	5.6%	0.1%
FTSE/NAREIT All Equity REITs Index[3]	8.5%	8.3%	4.7%
Barclays US Aggregate Bond Index[4]	1.8%	1.7%	0.8%
S&P 500[5]	1.8%	12.5%	16.8%

1	Inception date is June 4, 2013.
2

Performance data quoted above represents past performance, and past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, please call toll-free 1-866-271-9244.

Class A shares are subject to a maximum sales load of 4.50%.

As disclosed in the Fund’s current registration statement, the total annual operating expense ratio for the Fund’s Class A shares, gross of fee waivers and expense reimbursements, is 2.06%. The total annual operating expense ratio for the Fund’s Class A shares, after fee waivers and expense reimbursement, is 1.40%. The current fee waiver and reimbursement arrangements will remain in effect through at least August 1, 2014. Without these fee waivers and reimbursements, the performance quoted above would be lower.
3	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning, market cap, shares outstanding, trading volume and per share market price.
4	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS.
5	Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Manager’s Commentary

Since the inception of trading on June 4, 2013, the Fund has navigated a volatile market environment, spurred by ongoing geopolitical uncertainty, the slowest economic recovery in US history, fiscal and legislative overhang, as well as, questions regarding the future path of monetary policy. Despite these factors, the Fund performed in accordance with its objective, with an emphasis on income and lower relative price volatility. The Fund did so by focusing on industry segments where fundamental recovery prospects were perhaps underappreciated by broader market participants, while at the same time selecting securities that were complemented by a slowly recovering economy and a modest back-up in interest rates.

In particular, the Fund’s management took advantage of strong operating fundamentals across the Industrial REIT sector, supported by improving consumer spending habits, a lull in new construction, and recovering property occupancy and lease-economics. Macro-economic trends benefited Shopping Center REITs as well as Mall REITs during the year, given the inherent link between industrial and retail-related commercial real estate, and helped drive positive performance for the Fund. In addition, the Fund took advantage of emerging trends within the commercial lending environment for example, through select investments in commercial Mortgage REITs, attractive investment returns were obtained that grew out of historically low base borrowing-rates. The Fund’s portfolio also benefited during the prior year from a recovery in share prices of Healthcare REITs. These longer equity duration investment positions provided both solid price performance, as well as attractive dividend yields. Finally, the Fund’s preferred equity allocation benefited from a rise in Treasury prices, as this portfolio segment by roughly 11% for the three-months ending March 31, 2014.

As of March 31, 2014, the Fund’s top industry/sector concentration was Shopping Centers (at 12.4% of Net Assets), followed by Mortgage REITs (12.0%), Mall REITs (11.8%), and Office REITs (11.3%).The complete sector breakout across all asset allocations is as follows:

Sector Allocation	% of Net Assets
Shopping Centers	12.4%
Mortgage REITs	12.0%
Malls	11.8%
Office	11.3%
Industrial	10.8%
Healthcare	9.7%
Apartments	7.3%
Triple-Net	5.9%
Lodging	5.7%
Other	0.7%
Cash & Cash Equivalents	12.4%
Totals	100.0%

Portfolio Manager’s Commentary

Roughly 61% of the Fund was invested in common equities as of March 31, 2014, while our preferred equity allocation was 27%. There were no other asset class allocations and the Fund held 12% of net assets in cash.

At quarter-end, UDR Inc. represented our top-holding, at 4.4% of Net Assets, followed by Liberty Property Trust (4.1%), Excel Trust Inc. (3.7%) and Apollo Commercial Real Estate Finance, Inc. (3.6%). A complete list of the Fund’s top-10 holdings, excluding short-term investments, as of March 31, 2014, is presented as follows.*

Investment	Sector	% of Net Assets
UDR Inc.	Apartments	4.4%
Liberty Property Trust	Industrial	4.1%
Excel Trust, Inc.	Shopping Centers	3.7%
Apollo Commercial Real Estate Finance, Inc.	Mortgage REITs	3.6%
WP Carey Inc.	Triple-Net	3.6%
Starwood Property Trust, Inc.	Mortgage REITs	3.3%
Digital Realty Trust, Inc.	Office	3.1%
Blackstone Mortgage Trust, Inc.	Mortgage REITs	3.0%
General Growth Properties Inc., 6.375%	Malls	3.0%
Duke Realty Corp.	Industrial	2.9%
Top-10 Holdings		34.7%
Remaining Portfolio		52.9%
Cash & Cash Equivalents		12.4%
Total Portfolio		100.0%

*Holdings are subject to change without notice

Once again, we thank you for your support and confidence in National Fund Advisors (“NFA”) and the AR Capital Real Estate Income Fund. We look forward to providing you with additional updates in the future.

Christopher Pike
Chief Investment Officer
National Fund Advisors

Portfolio Review, Since Inception through March 31, 2014 (Unaudited)

Total Returns for the period ending March 31, 2014, compared to its broad market indicies:

Since Inception[4]
Class A (without sales charge)	4.83%
Class A (with sales charge)	0.13%
Class C	4.23%
Class C (with sales charge)	3.23%
Advisor Class	5.01%
FTSE NAREIT All Equity REITs Index[1]	4.67%
Barclays U.S. Aggregate Bond Index[2]	0.80%
S&P 500 Total Return Index[3]	16.76%

Comparison of the Change in Value of a $10,000 Investment

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratio for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, are 2.06%, 2.81% and 1.81%, respectively as stated in the prospectus dated May 31, 2013. The total annual operating expense ratio for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, are 1.40%, 2.15% and 1.15%, respectively as stated in the prospectus dated May 31, 2013. The current fee waiver and reimbursement arrangements will remain in effect through at least August 1, 2014. Without these fee waivers and reimbursements, the performance quoted above would be lower.

1	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning, market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index or benchmark.
2	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index or benchmark.
3	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.
4	Inception date is June 4, 2013.

Portfolio Review, Since Inception through March 31, 2014 (Unaudited) (Continued)

Portfolio Composition	% of Net Assets
REITS - Shopping Centers	12.4%
REITS - Mortgage	12.0%
REITS - Regional Malls	11.8%
REITS - Office Property	11.3%
REITS - Warehouse Industrial	10.8%
REITS - Healthcare	9.7%
REITS - Apartments	7.3%
REITS - Triple-Net	5.9%
REITS - Hotels	5.7%
REITS - Diversified Financial Services	0.7%
Other/Cash & Equivalents	12.4%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund holdings.

Schedule of Investments, For the Period Ended March 31, 2014

Shares		Value
	COMMON STOCK - 61.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
17,463	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$250,594

	REITS - APARTMENTS - 7.3%
14,380	Apartment Investment & Management Co.	434,564
8,750	Camden Property Trust	589,225
58,671	UDR, Inc.	1,515,472
		2,539,261
	REITS - HEALTHCARE - 9.5%
23,800	HCP, Inc.	923,202
4,000	Health Care REIT, Inc.	238,400
29,057	Healthcare Realty Trust, Inc.	701,727
27,000	Healthcare Trust of America, Inc.	307,530
16,800	Omega Healthcare Investors, Inc.	563,136
24,060	Senior Housing Properties Trust	540,628
		3,274,623
	REITS - HOTELS - 0.4%
5,000	Hospitality Properties Trust	143,600

	REITS - MORTGAGE - 10.6%
75,475	Apollo Commercial Real Estate Finance, Inc.	1,255,149
36,592	Blackstone Mortgage Trust, Inc.	1,052,020
14,000	NorthStar Realty Finance Corp.	225,960
48,906	Starwood Property Trust, Inc.	1,153,693
		3,686,822
	REITS - OFFICE PROPERTY - 9.1%
34,400	BioMed Realty Trust, Inc.	704,856
15,324	Corporate Office Properties Trust	408,231
20,000	Digital Realty Trust, Inc.	1,061,600
58,925	First Potomac Realty Trust	761,311
12,500	Parkway Properties, Inc.	228,125
		3,164,123
	REITS - REGIONAL MALLS - 3.1%
12,179	General Growth Properties, Inc.	267,938
35,000	Glimcher Realty Trust	351,050
4,500	Macerich Co.	280,485
1,000	Simon Property Group, Inc.	164,000
		1,063,473
	REITS - SHOPPING CENTERS - 4.9%
10,000	DDR Corp.	164,800
101,186	Excel Trust, Inc.	1,283,038
15,500	Retail Opportunity Investments Corp.	231,570
		1,679,408
	REITS - TRIPLE-NET - 5.9%
7,000	Entertainment Properties Trust	373,730
4,952	Realty Income Corp.	202,339
19,048	Spirit Realty Capital, Inc.	209,147
20,766	WP Carey, Inc.	1,247,414
		2,032,630
	REITS - WAREHOUSE INDUSTRIAL - 9.5%
94,000	DCT Industrial Trust, Inc.	740,720
59,400	Duke Realty Corp.	1,002,672
38,150	Liberty Property Trust	1,410,024
5,695	STAG Industrial, Inc.	137,248
		3,290,664

	TOTAL COMMON STOCK (Cost - $20,339,681)	21,125,198

See accompanying notes to financial statements.

Schedule of Investments, For the Period Ended March 31, 2014 (Continued)

Shares		Value
	PREFERRED STOCK - 26.6%
	REITS - HEALTHCARE - 0.2%
3,000	Health Care REIT, Inc., 6.50%	$73,800

	REITS - HOTELS - 5.3%
7,500	Chesapeake Lodging Trust, 7.75%	194,550
4,200	FelCor Lodging Trust, Inc., 8.00%	106,764
20,000	Lasalle Hotel Properties, 7.50%	517,000
7,132	Strategic Hotels & Resorts, Inc., 8.25%	179,798
32,414	Summit Hotel Properties, 7.875%	820,723
		1,818,835
	REITS - MORTGAGE - 1.4%
10,000	ARMOUR Residential REIT, Inc., 7.875%	242,000
10,000	NorthStar Realty Finance Corp., 8.875%	253,300
		495,300
	REITS - OFFICE PROPERTY - 2.2%
14,570	Alexandria Real Estate Equities, Inc., 6.45%	361,919
5,000	Corporate Office Properties Trust, 7.375%	127,200
1,000	Digital Realty Trust, Inc., 5.875%	20,360
10,398	PS Business Parks, Inc., 6.45%	250,072
717	PS Business Parks, Inc., 5.75%	15,351
		774,902
	REITS - REGIONAL MALLS - 8.7%
16,504	CBL & Associates Properties, Inc., 6.625%	395,271
44,100	General Growth Property, 6.375%	1,023,561
8,100	Glimcher Realty Trust, 7.50%	203,472
40,800	Glimcher Realty Trust, 6.875%	960,840
18,000	Taubman Centers, Inc., 6.25%	412,920
		2,996,064
	REITS - SHOPPING CENTERS - 7.5%
21,897	Cedar Realty Trust, Inc., 7.25%	515,652
10,480	Developers Diversified Realty, 6.50%	252,149
28,150	Developers Diversified Realty, 6.25%	652,235
27,422	Kimco Realty Corp., 6.00%	622,479
24,200	Regency Centers Corp, 6.625%	575,960
		2,618,475
	REITS - TRIPLE-NET - 0.0%
100	Entertainment Properties Trust, 6.625%	2,386

	REITS - WAREHOUSE INDUSTRIAL - 1.3%
13,107	Duke Realty Corp. 6.50%	318,369
5,400	STAG Industrial, Inc., 6.625%	122,850
		441,219

	TOTAL PREFERRED STOCK (Cost - $9,075,396)	9,220,981

	SHORT-TERM INVESTMENTS - 10.8%
3,745,315	BlackRock Liquidity Funds T-Fund Portfolio - 0.01%[1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,745,315)	3,745,315

	TOTAL INVESTMENTS - 98.4% (Cost - $33,160,392)[2]	$34,091,494
	OTHER ASSETS LESS LIABILITIES - 1.6%	566,472
	NET ASSETS - 100.0%	$34,657,966

REIT- Real Estate Investment Trust

1	Rate shown represents the rate at March 31, 2014 and is subject to change and resets daily.
2	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $33,199,563 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,239,851
Unrealized depreciation	(347,920)
Net unrealized appreciation	$891,931

See accompanying notes to financial statements.

Statement of Assets and Liabilities, For the Period Ended March 31, 2014

ASSETS
Investment securities:
At cost	$33,160,392
At value	$34,091,494
Dividend and interest receivable	250,581
Receivable for Fund shares sold	361,102
Prepaid expenses and other assets	80,920
TOTAL ASSETS	34,784,097

LIABILITIES
Payable for Fund shares redeemed	24,185
Payable for investment advisory fees	26,629
Payable for distribution (12b-1) fees	4,765
Payable for administration fees	11,549
Payable for fund accounting fees	3,349
Payable for transfer agent fees	3,395
Trustee fees	14,964
Accrued expenses and other liabilities	37,295
TOTAL LIABILITIES	126,131
NET ASSETS	$34,657,966

NET ASSETS CONSIST OF:
Paid in capital	$33,221,771
Undistributed net investment income	242,318
Accumulated net realized gain from investments	262,775
Net unrealized appreciation on investments	931,102
NET ASSETS	$34,657,966

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$14,361,778
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,406,343
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share[1]	$10.21
Maximum offering price per share (maximum sales charge of 4.50%)	$10.69

Class C Shares:
Net Assets	$2,763,215
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	271,661
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share[2]	$10.17

Advisor Class Shares:
Net Assets	$17,532,973
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,715,029
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.22

1 Investments in Class A shares greater than $1 million are subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within one year of purchase.

2 A CDSC of 1% is imposed in the event of redemption within one year.

See accompanying notes to financial statements.

Statement of Operations, For the Period Ended March 31, 20141

Investment Income
Dividends	$902,938
Interest	410
Total Investment Income	903,348

Expenses
Investment advisory fees	162,816
Distribution (12b-1) fees:
Class A	13,061
Class C	6,079
Legal fees	154,541
Offering costs	105,920
Organizational costs	60,214
Administration services fees	60,135
Trustees' fees and expenses	48,521
Insurance expense	40,381
Professional fees	39,300
Compliance officer fees	36,274
Accounting services fees	30,635
Transfer agent fees	29,216
Audit fees	16,875
Registration fees	10,110
Printing and postage expenses	6,437
Custodian fees	4,110
Other expenses	4,110
Total Expenses	828,735

Less: Fees waived/reimbursed by the Adviser	(575,467)

Net Expenses	253,268

Net Investment Income	650,080

Realized And Unrealized Gain
Net realized gain from:
Investments	523,880

Net change in unrealized appreciation of:
Investments	931,102

Net Realized And Unrealized Gain From Investments	1,454,982

Net Increase In Net Assets Resulting From Operations	$2,105,062

1 The AR Capital Real Estate Income Fund commenced operations on June 4, 2013.

See accompanying notes to financial statements.

Statement of Changes in Net Assets

Period Ended March 31, 2014[1]
FROM OPERATIONS
Net investment income	$650,080
Net realized gain from investments	523,880
Net change in unrealized appreciation on investments	931,102
Net increase in net assets resulting from operations	2,105,062

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(101,015)
Class C	(8,644)
Advisor Class	(334,766)
From net realized gains:
Class A	(88,436)
Class C	(7,887)
Advisor Class	(128,119)
Net decrease in net assets resulting from distributions to shareholders	(668,867)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	14,361,233
Class A	2,609,577
Class C	25,800,000
Advisor Class
Net asset value of shares issued in reinvestment of distributions:	186,714
Class A	14,382
Class C	460,237
Advisor Class
Payments for shares redeemed:	(1,171,426)
Class A	(9,031)
Class C	(9,129,915)
Advisor Class	33,121,771
Net increase in net assets from shares of beneficial interest

NET INCREASE IN NET ASSETS	34,557,966

NET ASSETS
Beginning of Period	100,000
End of Period*	$34,657,966
*Includes undistributed net investment income of:	$242,318

SHARE ACTIVITY
Class A:
Shares Sold	1,501,065
Shares Reinvested	20,073
Shares Redeemed	(119,795)
Net increase in shares of beneficial interest outstanding	1,401,343
Class C:
Shares Sold	268,573
Shares Reinvested	1,545
Shares Redeemed	(957)
Net increase in shares of beneficial interest outstanding	269,161
Advisor Class:
Shares Sold	2,625,013
Shares Reinvested	49,067
Shares Redeemed	(961,551)
Net increase in shares of beneficial interest outstanding	1,712,529

1 The AR Capital Real Estate Income Fund commenced operations on June 4, 2013.

See accompanying notes to financial statements.

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended	Period Ended
	March 31, 2014[1]	March 31, 2014[1]	March 31, 2014[1]
	Class A	Class C	Advisor Class
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income [2]	0.28	0.26	0.25
Net realized and unrealized gain on investments	0.18 [3]	0.15 [3]	0.23 [3]
Total from investment operations	0.46	0.41	0.48

Less distributions from:
Net investment income	(0.17)	(0.16)	(0.18)
Net realized gains	(0.08)	(0.08)	(0.08)
Total distributions	(0.25)	(0.24)	(0.26)

Net asset value, end of period	$10.21	$10.17	$10.22

Total return[4,5]	4.83%	4.23%	5.01%

Net assets, at end of period (000s)	$14,362	$2,763	$17,533

Ratio of gross expenses to average net assets[6]	4.22%	4.97%	3.97%
Ratio of net expenses to average net assets[6,7]	1.40%	2.15%	1.15%
Ratio of net investment income to average net assets[6]	3.47%	3.30%	3.09%
Portfolio Turnover Rate[5]	86%	86%	86%

1	The AR Capital Real Estate Income Fund commenced operations on June 4, 2013.
2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
3	Net Realized and unrealized gain on investments per share does not correlate with the financial highlights for the period ended March 31, 2014, due to the timing of shareholder subscriptions and redemptions.
4	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.
5	Not Annualized.
6	Annualized.
7	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by adviser.

See accompanying notes to financial statements.

Notes to Financial Statements, March 31, 2014

1. ORGANIZATION

The AR Capital Real Estate Income Fund (the “Fund”), is a series of shares of beneficial interest of the Realty Capital Income Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 28, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced operations on June 4, 2013. The investment objective is to provide current income with the potential for capital appreciation.

The Fund currently offers Class A, Class C and Advisor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of the 1% at the current NAV or the original cost of the shares you sell, whichever is less. Class C shares redeemed on or before the one year anniversary date of their purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/ or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

Notes to Financial Statements, March 31, 2014 (Continued)

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$21,125,198	$ -	$ -	$21,125,198
Preferred Stock	9,220,981	-	-	9,220,981
Short-Term Investments	3,745,315	-	-	3,745,315
Total Assets	$34,091,494	$-	$ -	$34,091,494

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended March 31, 2014 amounted to $49,144,449 and $19,932,591, respectively.

Notes to Financial Statements, March 31, 2014 (Continued)

4. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – National Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. For the period ended March 31, 2014, the Advisor earned advisory fees of $162,816.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, distribution fees, and extraordinary expenses) in order to limit the Fund’s Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in effect through at least August 1, 2014, and may be terminated before that date only by the Trust’s Board of Trustees. The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for 3 years from the date they were waived or paid, if such recoupment can be achieved within the foregoing Expense Cap. During the period ended March 31, 2014, the Advisor has reimbursed $575,467 in expenses to the Fund, which may be recaptured no later than March 31, 2017.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% and 1.00% of the average daily net asset value of the Class A and C shares, respectively, and is paid to Realty Capital Securities, LLC (the “Distributor”). With respect to Class A shares, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.25% is paid for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the Distributor. The Distributor is currently waiving 0.25% of the fee for Class A shares. Such waiver is in effect until at least August 1, 2014. With respect to Class C, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.75% is paid for distribution services, including past distribution services incurred. This payment is fixed at 1.00% and is not based on expenses incurred by the Distributor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Advisor Class shares. The Distributor is an affiliate of the Adviser. For the period ended March 31, 2014, the Distributor received $96,411 and $25,846 in underwriting commissions for sales of Class A shares and Class C shares respectively, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Each Trustee who is not an interested person of the Trust or Adviser will receive a yearly retainer of $10,000 and a per meeting fee of $1,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”), employees of Vigilant serve as Chief Compliance Officer and Chief Financial Officer of the Fund. For the provision of these services, Vigilant receives compensation from the Trust. For the period ended March 31, 2014, $75,574 was accrued for payment to Vigilant for these services. The amounts are shown in the Statement of Operations under “Professional fees” and “Compliance officer fees”.

Pursuant to a separate servicing agreement with RCS Advisory Services (“RCS”), RCS serves as the Administrator and Fund Accountant of the Fund and is an affiliate of the Adviser. The Fund pays RCS fees for providing administration and fund accounting services to the Fund. RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Fund. RCS pays Gemini from the fees received from the Fund. For the period ended March 31, 2014, $90,770 was accrued for payment to RCS as shown in the Fund’s Statement of Operations under “Administration services fees” and “Accounting services fees”.

Pursuant to a separate servicing agreement with American National Stock Transfer, LLC (“ANST”), ANST serves as the Transfer Agent for the Fund. ANST has entered into an agreement with GFS pursuant to which GFS will serve as sub- transfer agent to the Fund. ANST pays Gemini from the fees received from the Fund. For the period ended March 31, 2014, $29,216 was accrued for payment to ANST.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2014 was as follows:

Fiscal Period Ended
March 31, 2014

Ordinary Income	$633,678
Long-Term Capital Gain	35,189
$668,867

Notes to Financial Statements, March 31, 2014 (Continued)

As of March 31, 2014, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Capital Loss Carry	Other Book/Tax	Post October Loss and	Unrealized	Total Accumulated
Ordinary Income	Long-Term Gains	Forwards	Differences	Late Year Loss	Appreciation/(Depreciation)	Earnings/(Deficits)
$462,582	$81,682	$-	$-	$-	$891,931	$1,436,195

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain from investments and undistributed net investment income is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to adjustments for passive foreign investment companies, resulted in reclassification for the period ended March 31, 2014 as follows:

Paid In	Undistributed	Accumulated Net
Capital	Net Investment Income	Realized Gains (Loss)
	(Loss)
$-	$36,663	$(36,663)

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, affiliates of the adviser who held more than 25% of the voting securities of the AR Capital Real Estate Income Fund, and may be deemed to control the Fund were Realty Capital Securities LLC., owning 37.42% and RCS Advisory Services LLC., owning 33.01% of the AR Capital Real Estate Income Fund Advisor Class shares.

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Realty Capital Income Funds Trust and the Shareholders of AR Capital Real Estate Income Fund

We have audited the accompanying statement of assets and liabilities of AR Capital Real Estate Income Fund, a series of shares of beneficial interest of Realty Capital Income Funds Trust (the “Fund”), including the schedule of investments, as of March 31, 2014, and the related statements of operations, changes in net assets and the financial highlights for the period June 4, 2013 (commencement of operations) through March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AR Capital Real Estate Income Fund as of March 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period June 4, 2013 through March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
May 30, 2014

Expense Example, March 31, 2014 (Unaudited)

As a shareholder of the AR Capital Real Estate Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AR Capital Real Estate Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Annualized Expense Ratio for	Ending Account	Expenses paid
	Value 10/01/13	the Period	Value 03/31/14	During the Period[1]
Actual
Class A	$1,000.00	1.40%	$1,105.80	$7.35
Class C	1,000.00	2.15%	1,102.90	11.27
Advisor Class	1,000.00	1.15%	1,107.70	6.04

	Beginning Account	Annualized Expense Ratio for	Ending Account	Expenses paid
	Value 10/01/13	the Period	Value 03/31/14	During the Period[1]
Hypothetical
Class A	$1,000.00	1.40%	$1,017.95	$7.04
Class C	1,000.00	2.15%	1,014.21	10.80
Advisor Class	1,000.00	1.15%	1,019.20	5.79

1 Expenses are equal to the Fund’s annualized expense ratio multiplied by 182/365 to reflect the number of days in the period.

Trustees and Officers March 31, 2014 (Unaudited)
Following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

	Position Held and	Principal Occupation During Past 5	Number of Portfolios	Other Directorships Held by Trustee
Name, Address, and Age	Length of Time Served	Years	Overseen by Trustee	During Past 5 Years
Non-Interested Trustees[1]
Robert H. Burns 405 Park Avenue 15th Floor New York, NY 10022 (82)	Trustee since 2013	Hotelier, Villa Feltrinelli on Lago di Garda (a small, luxury hotel in Northern Italy) , as well as developing hotel projects in Asia, focusing on Vietnam and China, from 2009 to present	3	American Realty Capital Trust, Inc. from January 2008 to January 2013 (a real estate investment trust); American Realty Capital New York Recovery REIT, Inc. from October 2009 to present; American Realty Capital Healthcare Trust, Inc. from March 2012 to present; American Realty Capital Trust V, Inc. from January 2013 to present
Dr. Robert J. Froehlich c/o 405 Park Avenue 15th Floor New York, NY 10022 (60)	Trustee since 2013	Retired. Board of Directors and Co-Owner of Kane County Cougars Professional Baseball Team from January 2013 to present; Owner and Operator, 5/3 Bank Ballpark from January 2013 to present	3	American Realty Capital Daily Net Asset Value Trust, Inc. from November 2012 to present (a publicly registered, non-traded real estate investment program); Davidson Investment Advisors from July 2009 to present; American Sports Enterprise, Inc. from January 2013 to present; American Realty Capital Healthcare Trust II, Inc. from January 2013 to present; Highland Capital Management, L.P. from December 2013 to present
Leslie D. Michelson c/o 405 Park Avenue 15th Floor New York, NY 10022 (62)	Trustee since 2013	Chairman & Chief Executive Officer, Private Health Management (healthcare company) from April 2007 to present	3	American Realty Capital Properties, Inc. from October 2012 to present; American Realty Capital Healthcare Trust, Inc. director from January 2011 to July 2012, lead independent director from July 2012 to present; Business Development Corporation of America from January 2011 to present; Molecular Insight Pharmaceuticals, Inc. from November 2011 to January 2013 (a biotechnology company); American Realty Capital – Retail Centers of America, Inc. from March 2012 to October 2012; American Realty Capital New York Recovery REIT, Inc. from October 2009 to August 2011; American Realty Capital Trust, Inc. from January 2008 to July 2012, lead independent director from July 2012 to January 2013; American Realty Capital Daily Net Asset Value Trust, Inc. from August 2011 to February 2012; ARC Realty Finance Trust, Inc. lead independent director from January 2013 to present; Highlands Acquisition Company from 2007 to 2009 (special purpose acquisi tion company); Landmark Imaging from 2007 to 2010 (privately-held diagnostic imaging and treatment company); ALS-TDI from June 2004 to present (also vice chairman; philanthropy dedicated to curing Lou Gehrig’s disease)

1	The Trustees of the Trust who are not Independent Trustees.

2 Affiliated with the Adviser and/or the Distributor.

Trustees and Officers (Continued), March 31, 2014 (Unaudited)

Following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

	Position Held and	Principal Occupation During Past 5	Number of Portfolios	Other Directorships Held by Trustee
Name, Address, and Age	Length of Time Served	Years	Overseen by Trustee	During Past 5 Years
Interested Trustees and Officers
Nicholas S. Schorsch[2] 405 Park Avenue 15th Floor New York, NY 10022 (52)	Trustee, Chairman and Chief Executive Officer since 2013	Chairman and Chief Executive Officer, Business Development Corporation of America from May 2010 to present; Chief Executive Officer, American Realty Capital Trust, Inc. from August 2007 to March 2012; Chairman and Chief Executive Officer, American Realty Capital New York Recovery REIT, Inc. from October 2009 to present; Chief Executive Officer, Adviser of Phillips Edison – ARC Shopping Center REIT, Inc. from December 2009 to present: Chairman and Chief Executive Officer, American Realty Capital – Retail Centers of America, Inc. from July 2010 to present; Chairman and Chief Executive Officer, American Realty Capital Healthcare Trust, Inc. from August 2010 to present; Chairman and Chief Executive Officer, American Realty Capital Daily Net Asset Value Trust, Inc. from September 2010 to present; Chairman and Chief Executive Officer, American Realty Capital Properties, Inc. from December 2010 to present; Chairman and Chief Executive Officer, ARCT III from October 2010 to February 2013; Chairman and Chief Executive Officer, American Realty Capital Global Trust, Inc. from July 2011 to present; Chief Executive Officer, American Realty Capital Trust IV, Inc. from February 2012 to present; Chief Executive Officer, ARC Realty Finance Trust, Inc. from November 2012 to present; Chief Executive Officer, American Realty Capital Trust V, Inc. from January 2013 to present; Chief Executive Officer, American Realty Capital PECO II Advisors, LLC from July 2013 to present	3	Business Development Corporation of America from May 2010 to present; American Realty Capital Trust, Inc. from August 2007 to January 2013; American Realty Capital Trust IV, Inc. from February 2012 to present; American Realty Capital Healthcare Trust II, Inc. from October 2012 to present; ARC Realty Finance Trust, Inc. from November 2012 to present; American Realty Capital Trust V, Inc. from January 2013 to present; American Energy Capital Partners GP, LLC from October 2013 to present; ARCT V since January 2013 to present; American Realty Capital Hospitality Trust, Inc. since August 2013 to present

Trustees and Officers (Continued), March 31, 2014 (Unaudited)

Following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

	Position Held and	Principal Occupation During Past 5	Number of Portfolios	Other Directorships Held by Trustee
Name, Address, and Age	Length of Time Served	Years	Overseen by Trustee	During Past 5 Years
Officers
John H. Grady 405 Park Avenue 15th Floor New York, NY 10022 (51)	President and Secretary since 2013	President, National Fund Advisors, LLC from October 2012 to present; President, American National Stock Transfer, LLC from October 2012 to present; Chief Operating Officer, Realty Capital Securities from October 2012 to present; Executive Vice President, RCS Advisory Services, LLC from October 2012 to present; Chief Operating Officer, American Realty Capital from October 2012 to present; General Counsel and Chief Operating Officer, Steben & Company (firm focused on the operation and distribution of managed futures funds) from February 2008 to September 2012	N/A	N/A
Nicholas Radesca 405 Park Avenue 15th Floor New York, NY 10022 (47)	Executive Vice President since 2013	Executive Vice President and Chief Financial Officer, National Fund Advisors, LLC from December 2012 to present; Chief Financial Officer and Treasurer, Business Development Corporation of America from February 2013 to present; Chief Financial Officer and Treasurer, BDCA Adviser, LLC from February 2013 to present; Chief Financial Officer and Treasurer , ARC Realty Finance Trust, Inc. from January 2013 to present; Chief Financial Officer and Treasurer, ARC Realty Finance Advisors, LLC from January 2013 to present; Chief Financial Officer, American Realty Capital from December 2012 to present; Solar Senior Capital Management, LLC from March 2008 to May 2012 – serving as Chief Financial Officer and Corporate Secretary for Solar Capital Ltd. and its predecessor company Solar Senior Capital Ltd. (both publicly traded business development companies)	N/A	N/A
Christopher Pike 405 Park Avenue 15th Floor New York, NY 10022 (45)	Vice President since 2013	Vice President and Chief Investment Officer, National Fund Advisors, LLC from May 2012 to present; Director of Investment Research, American Realty Capital and Realty Capital Securities from August 2011 to May 2012; Equity Research Analyst, Fagenson & Company, Inc. from December 2009 to August 2011; Equity Research Analyst, Merrill Lynch from March 2006 to December 2008	N/A	N/A
Gerard Scarpati Brandywine Two 5 Christy Drive Suite 209 Chadds Ford, PA 19317 (57)	Treasurer and Chief Financial Officer since 2013	Compliance Director, Vigilant Compliance, LLC (an investment management services company) from 2010 to present; Independent Compliance Consultant from 2009 to 2010	N/A	N/A

Trustees and Officers (Continued), March 31, 2014 (Unaudited)

Following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

	Position Held and	Principal Occupation During Past 5	Number of Portfolios	Other Directorships Held by Trustee
Name, Address, and Age	Length of Time Served	Years	Overseen by Trustee	During Past 5 Years
Officers (Continued)
Robert Amweg Brandywine Two 5 Christy Drive Suite 209 Chadds Ford, PA 19317 (60)	Chief Compliance Officer since 2014	Compliance Director, Vigilant Compliance, LLC (an investment management services company) from August 2013 to present; Consultant to the financial services industry from September 2012 to present; and Chief Financial Officer and Chief Accounting Officer, Turner Investments, LP from February 2007 to August 2012.	N/A	N/A
Erik Naviloff 80 Arkay Drive Suite 110 Hauppauge, NY 11788 (44)	Assistant Treasurer since 2013	Vice President of Gemini Fund Services, LLC from 2011 to present; Assistant Vice President, Gemini Fund Services, LLC from 2007 to 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation from 2002 to 2007	N/A	N/A
James Ash 80 Arkay Drive Suite 110 Hauppauge, NY 11788 (36)	Assistant Secretary since 2013	Senior Vice President, Gemini Fund Services, LLC from 2012 to present; Vice President, Gemini Fund Services, LLC from 2011 to 2012; Director of Legal Administration, Gemini Fund Services LLC from 2009 to 2011; Assistant Vice President of Legal Administration, Gemini Fund Services, LLC from 2008 to 2011	N/A	N/A

Privacy Policy

Adopted April 11, 2013

1. POLICY

Realty Capital Income Funds Trust (the “Trust”) is committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the Trust’s privacy policy (the “Policy”). This Policy’s terms apply both to our current shareholders and to former shareholders as well.

2. HOW WE PROTECT YOUR INFORMATION

We are committed to maintaining the privacy of our shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

3. WHAT KIND OF INFORMATION WE COLLECT

The Trust may collect nonpublic personal information regarding investors from sources such as the following:

•	Account Applications and other forms, which may include a shareholder’s name, address, social security number and/or personally identifiable financial information;

•	Account History, including information about a shareholder’s losses or gains; and

•	Correspondence and Communication, with the Trust’s representatives and their affiliates

4. WHO HAS ACCESS TO SHAREHOLDER INFORMATION

We do not disclose any non-public personal information about our shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to provide services to shareholders (for example, to a transfer agent, investment adviser or third party administrator). We restrict access to non-public personal information about our shareholders to Trust personnel and employees of Trust service providers with a legitimate business need for the information. We will maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders. Third parties that handle this information shall agree to follow the standards the Trust has established.

5. UPDATING YOUR INFORMATION

To help us keep your information up-to-date and accurate, please contact the Trust if there is any change in your personal information.

Investment Advisor National Fund Advisors, LLC 405 Park Avenue New York, NY 10022 Administrator RCS Advisory Services, LLC 405 Park Avenue New York, NY 10022

Proxy Voting Policy. Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, Realty Capital Income Funds Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive and senior financial officers pursuant to the Sarbanes-Oxley Act of 2002 (“Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no substantive amendments were made to the Code of Ethics.

(d)	During the period covered by this report, the Registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1) The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has at least one Board member serving on the Audit Committee that possesses the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dr. Robert Froehlich is the Registrant’s audit committee financial expert. The Board also determined that Dr. Froehlich is not an “interested person” of the Registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees - For the fiscal year ended March 31, 2014, BBD, LLP, the Fund’s independent registered public accounting firm (“BBD” or the “Auditor”), billed the Fund aggregate fees of $13,500 for professional services rendered for the audit of the Fund’s annual financial statements and review of financial statements included in the Fund’s annual report to shareholders.

(b)	Audit-Related Fees - For the fiscal year ended March 31, 2014, BBD billed the Fund $1,500 for assurances and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and are not reported under Item 4(a) above.

(c)	Tax Fees - For the fiscal year ended March 31, 2014, BBD billed the Fund aggregate fees of $2,000 for professional services rendered for tax compliance, tax advice, and tax planning. The nature of the services comprising the Tax Fees was the review of the Fund’s income tax returns and excise tax calculations.

(d)	All Other Fees - For the fiscal year ended March 31, 2014, BBD did not bill the Fund for fees other than for the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures - The Fund’s Audit Committee has adopted, and the Fund’s Board has approved an Audit and Non-Audit Services Preapproval Policy (the “Policy”), which is intended to comply with Regulation S-X Rule 2-01, and sets forth guidelines and procedures to be followed by the Fund when retaining the Auditor to perform audit-related services, tax services and other non-audit services. This Policy permits such services to be pre-approved in one of two ways: (1) pursuant to a general pre-approval (“General Pre-Approval”), or (2) pursuant to specific pre-approval (“Specific Pre- Approval”). Unless a type of service provided by the Auditor and the maximum estimated fees therefor has received General Pre-Approval, it will require Specific Pre-Approval by the Audit Committee.

(2) All of the audit and tax services included in Items 4(b) through (d) above for the fiscal year ended March 31, 2014 were pre-approved by the Audit Committee pursuant to the Policy.

There were no services included in Items 4(b) through (d) above that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)(1) The Code of Ethics is attached hereto in response to Item 2(f).

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3) No written solicitations to purchase securities under Rule 23c-1 under the 1940 Act were sent or given during the period covered by this report by or on behalf of the Registrant to ten or more persons.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By /s/ John H. Grady

John H. Grady, President

Date June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John H. Grady

John H. Grady, President

Date June 9, 2014

By /s/ Gerard Scarpati

       Gerard Scarpati, Treasurer

Date June 9, 2014